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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                            Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                         Pioneer Select Equity Fund
                SCHEDULE OF INVESTMENTS  2/28/07 (unaudited)

Shares                                                                Value

        COMMON STOCKS - 101.9 %
        Energy - 7.5 %
        Integrated Oil & Gas - 7.5 %
   315  Hess Corp.                                                  $ 16,711
   220  Suncor Energy, Inc.                                           15,649
   130  USX-Marathon Group, Inc.                                      11,796
                                                                    $ 44,156
        Total Energy                                                $ 44,156
        Materials - 1.5 %
        Diversified Metals & Mining - 1.5 %
   155  First Quantum Minerals, Ltd.                                $  9,010
        Total Materials                                             $  9,010
        Capital Goods - 13.0 %
        Aerospace & Defense - 11.9 %
   200  Boeing Co.                                                  $ 17,454
   650  Honeywell International, Inc.                                 30,186
   350  United Technologies Corp.                                     22,971
                                                                    $ 70,611
        Construction & Farm Machinery & Heavy Trucks - 1.1 %
   100  Caterpillar, Inc.                                           $  6,442
        Total Capital Goods                                         $ 77,053
        Retailing - 5.4 %
        Computer & Electronics Retail - 2.4 %
   300  Best Buy Co., Inc.                                          $ 13,941
        Department Stores - 3.0 %
   100  Sears Holdings Corp. *                                      $ 18,025
        Total Retailing                                             $ 31,966
        Food & Drug Retailing - 3.1 %
        Food Retail - 3.1 %
   940  Winn-Dixie Stores, Inc. *                                   $ 18,227
        Total Food & Drug Retailing                                 $ 18,227
        Pharmaceuticals & Biotechnology - 16.8 %
        Biotechnology - 8.2 %
   630  Cubist Pharmaceuticals, Inc. *                              $ 12,619
   200  Gilead Sciences, Inc. *                                       14,312
   700  Vertex Pharmaceuticals, Inc. *                                21,483
                                                                    $ 48,414
        Pharmaceuticals - 8.6 %
   950  Bristol-Myers Squibb Co.                                    $ 25,071
   350  Eli Lilly & Co.                                               18,424
   200  Teva Pharmaceutical Industries, Ltd.                           7,112
                                                                    $ 50,607
        Total Pharmaceuticals & Biotechnology                       $ 99,021
        Diversified Financials - 18.6 %
        Consumer Finance - 4.4 %
   250  American Express Co.                                        $ 14,218
   150  Capital One Financial Corp.                                   11,562
                                                                    $ 25,780
        Investment Banking & Brokerage - 5.5 %
    40  Goldman Sachs Group, Inc.                                   $  8,064
   295  Merrill Lynch & Co., Inc.                                     24,686
                                                                    $ 32,750
        Other Diversified Finance Services - 8.7 %
   430  Citigroup, Inc.                                             $ 21,672
   600  J.P. Morgan Chase & Co.                                       29,640
                                                                    $ 51,312
        Total Diversified Financials                                $ 109,842
        Technology Hardware & Equipment - 18.1 %
        Communications Equipment - 13.5 %
 1,325  Corning, Inc. *                                             $ 27,335
 1,000  Juniper Networks, Inc. *                                      18,910
   950  Nokia Corp. (A.D.R.)                                          20,739
   320  Qualcomm, Inc.                                                12,890
                                                                    $ 79,874
        Computer Hardware - 4.6 %
   320  Apple, Inc. *                                               $ 27,075
        Total Technology Hardware & Equipment                       $ 106,949
        Semiconductors - 17.9 %
        Semiconductors - 17.9 %
   870  Broadcom Corp. *                                            $ 29,658
 1,415  Intel Corp.                                                   28,088
   700  Marvell Technology Group, Ltd. *                              14,364
 1,918  Taiwan Semiconductor Manufacturing Co. (A.D.R.)               21,290
   400  Texas Instruments, Inc.                                       12,384
                                                                    $ 105,784
        Total Semiconductors                                        $ 105,784
        TOTAL COMMON STOCKS
        (Cost  $545,945)                                            $ 602,008
        TOTAL INVESTMENT IN SECURITIES - 101.9%
        (Cost  $545,945) (a)                                        $ 602,008
        OTHER ASSETS AND LIABILITIES - (1.9)%                       $ (11,403)
        TOTAL NET ASSETS - 100.0%                                   $ 590,605

(A.D.R.)American Depositary Receipt.

    *   Non-income producing security.

  (a) At February 28, 2007, the net unrealized gain on investments based on cos

        Aggregate gross unrealized gain for all investments in which$   51,010

        Aggregate gross unrealized loss for all investments in which t  (6,351)

        Net unrealized gain                                         $   44,659


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.